Related Party Transactions (Details) - Schedule of Company’s Relationship with Related Parties	12 Months Ended
Jun. 30, 2023
Xiao Feng Yang [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Chairman of the Board
Raymond Ming Hui Lin [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	CEO of the Company
Economic Modeling Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Equity investee of the Company
Beijing Bright Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Noncontrolling interest shareholder of JAJI China
UniDev [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Equity investee of the Company
Fuson Group Limited [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Equity investee of the Company
MCT [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Noncontrolling interest shareholder of MSCT